Revenue - Summary of Movement in Contract Liabilities (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Disclosure of contract liabilities [line items]
Opening balance	$ 3,479
Impact on offset with trade receivables and unbilled revenue	5,253
Gross opening balance	8,732
Impact on adoption of IFRS 15	64
Adjusted opening balance	8,796
Additions during the year	67,976
Revenue recognized during the year	(54,920)
Translation adjustments	(543)
Gross closing balance	21,309
Impact on offset with trade receivables and unbilled revenue	(9,273)
Closing balance	12,036
Payments in advance of services [member]
Disclosure of contract liabilities [line items]
Opening balance	1,107
Impact on offset with trade receivables and unbilled revenue	115
Gross opening balance	1,222
Impact on adoption of IFRS 15	64
Adjusted opening balance	1,286
Additions during the year	11,175
Revenue recognized during the year	(2,918)
Translation adjustments	(109)
Gross closing balance	9,434
Impact on offset with trade receivables and unbilled revenue	(2,255)
Closing balance	7,179
Advance billings [member]
Disclosure of contract liabilities [line items]
Opening balance	2,106
Impact on offset with trade receivables and unbilled revenue	4,345
Gross opening balance	6,451
Adjusted opening balance	6,451
Additions during the year	44,940
Revenue recognized during the year	(39,927)
Translation adjustments	(351)
Gross closing balance	11,113
Impact on offset with trade receivables and unbilled revenue	(6,379)
Closing balance	4,734
Others [member]
Disclosure of contract liabilities [line items]
Opening balance	266
Impact on offset with trade receivables and unbilled revenue	793
Gross opening balance	1,059
Adjusted opening balance	1,059
Additions during the year	11,861
Revenue recognized during the year	(12,075)
Translation adjustments	(83)
Gross closing balance	762
Impact on offset with trade receivables and unbilled revenue	(639)
Closing balance	$ 123